SHARE CAPITAL AND SHARE PREMIUM - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended
	May 11, 2023	May 10, 2023	May 19, 2023	Dec. 31, 2025	Dec. 31, 2024	May 02, 2023	Apr. 24, 2023
Issuance of ordinary shares relating to the exercise of warrant
Disclosure Of Classes Of Share Capital [Line Items]
Aggregate exercise price of warrant	$ 200.0
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Price per share (in dollars per share)				$ 0.0001	$ 0.0001
Ordinary Shares | Private Placement Transactions
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued (in shares)			692,782			484,992	7,656,968
Proceeds from issue of ordinary shares			$ 234.4
Issuance costs			$ 0.4
Ordinary Shares | Registered Direct Offering
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued (in shares)		10,937,500
Proceeds from issue of ordinary shares		$ 349.3
Issuance costs		$ 0.7
Price per share (in dollars per share)		$ 32.00
Ordinary Shares | Issuance of ordinary shares relating to the exercise of warrant
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued (in shares)	10,000,000